UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Agriculture, Construction & Mining Machinery Manufacturing - 0.6%
National-Oilwell Varco Inc.	4,000	$173,880

Architectural, Engineering & Related Services - 0.8%
McDermott International, Inc. (a)(b)	10,300	235,355

Basic Chemical Manufacturing - 0.4%
Calgon Carbon Corp. (a)	8,400	130,284

Beverage Manufacturing - 4.4%
Coca Cola Co.	10,400	548,288
PepsiCo, Inc.	12,000	749,640
		1,297,928
Building Equipment Contractors - 0.6%
Quanta Services, Inc. (a)	9,000	171,000

Building Material & Supplies Dealers - 0.7%
Fastenal Co.	4,700	208,539

Cement & Concrete Product Manufacturing - 0.3%
James Hardie Industries SE - ADR (a)(b)	2,622	87,077

Clothing Stores - 1.3%
Chico's FAS, Inc. (a)	13,200	178,860
Coldwater Creek Inc. (a)	25,200	130,788
Urban Outfitters, Inc. (a)	2,500	80,525
		390,173
Commercial & Service Industry Machinery Manufacturing - 0.9%
CANON INC. - ADR (b)	6,500	269,620

Commercial Services - 1.2%
Career Education Corp. (a)	7,700	214,214
Robert Half International, Inc.	4,700	131,130
		345,344
Communications Equipment Manufacturing - 1.9%
ADTRAN, Inc.	2,200	51,436
Cisco Systems, Inc. (a)	10,100	245,733
QUALCOMM, Inc.	2,500	91,725
Research In Motion Ltd. (a)(b)	2,200	155,936
		544,830
Computer & Peripheral Equipment Manufacturing - 3.9%
Apple Inc. (a)	1,350	276,237
Dell Inc. (a)	6,400	84,672
Hewlett-Packard Co.	2,600	132,054
International Business Machines Corp. (IBM)	1,500	190,740
Intermec Inc. (a)	17,500	249,200
NetApp, Inc. (a)	7,500	225,075
		1,157,978

Computer Systems Design & Related Services - 3.2%
Accenture PLC - Class A (b)	2,000	79,940
Amdocs Ltd. (a)(b)	6,600	191,928
Infosys Technologies Ltd. - ADR (b)	9,900	563,310
PLATO Learning, Inc. (a)	10,600	42,400
Symyx Technologies, Inc. (a)	13,800	60,168
		937,746

Data Processing, Hosting & Related Services - 0.5%
Automatic Data Processing, Inc.	3,800	158,118

Deep Sea, Coastal & Great Lakes Water Transportation - 1.9%
Ensco International plc - ADR (b)	12,700	560,959

Drugs & Druggists' Sundries Merchant Wholesalers - 0.7%
Herbalife Ltd. (b)	5,400	216,270

Drycleaning & Laundry Services - 0.4%
Healthcare Services Group, Inc.	5,000	109,800

Electrical Equipment & Component Manufacturing - 1.4%
Corning Inc.	7,500	132,225
Maxwell Technologies, Inc. (a)	17,173	238,018
Zoltek Companies, Inc. (a)	6,000	53,340
		423,583
Electrical Equipment Manufacturing - 2.9%
ABB Ltd. - ADR (b)	18,700	378,862
Nidec Corp. - ADR (b)	17,774	433,330
UQM Technologies, Inc. (a)	6,400	27,968
		840,160
Electronics & Appliance Stores - 0.6%
Ingram Micro Inc. - Class A (a)	9,200	162,840

Food Manufacturing - 1.5%
Nestle S A - ADR (b)	3,500	174,090
Unilever PLC - ADR (b)	8,600	253,184
		427,274
Freight Transportation Arrangement - 2.5%
C.H. Robinson Worldwide, Inc.	2,900	154,657
Expeditors International of Washington, Inc.	4,700	171,409
FedEx Corp.	4,800	406,848
		732,914
Fruit & Vegetable Preserving & Specialty Food Manufacturing - 0.5%
Lancaster Colony Corp.	2,400	138,096

General Merchandise Stores - 0.2%
O'Reilly Automotive, Inc. (a)	1,800	70,740

General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works Inc.	2,900	132,008

Health & Personal Care Stores - 0.7%
McKesson Corp.	800	47,320
Medco Health Solutions, Inc. (a)	2,400	151,776
		199,096
Heavy & Civil Engineering Construction - 1.4%
Chicago Bridge & Iron Co. N.V. (b)	15,200	329,688
KBR, Inc.	3,500	72,485
		402,173
Home Furnishings Stores - 0.6%
Bed Bath & Beyond, Inc. (a)	3,900	162,279

Home Health Care Services - 0.5%
Amedisys, Inc. (a)	2,400	138,360

Industrial Machinery Manufacturing - 1.6%
ASML Holding N.V. - NY Reg. Shares - ADR (b)	11,700	360,711
Cymer, Inc. (a)	3,300	103,356
		464,067
Information Services - 1.3%
Google Inc. (a)	700	368,760

Internet & Catalog Retail - 0.4%
eBay Inc. (a)	4,600	105,892

Iron & Steel Mills & Ferroalloy Manufacturing - 0.3%
Tenaris S.A. - ADR (b)	2,000	82,860

Land Subdivision - 0.5%
The St. Joe Co. (a)	5,400	148,500

Management, Scientific & Technical Consulting Services - 1.0%
Administaff, Inc.	4,100	73,882
Towers Watson & Co. - Class A (a)	4,800	212,016
		285,898
Medical Equipment & Supplies Manufacturing - 4.5%
3M Co.	4,500	360,675
DENTSPLY International, Inc.	7,800	258,102
OraSure Technologies, Inc. (a)	18,900	103,950
STERIS Corp.	8,500	268,685
Stryker Corp.	2,100	111,510
Varian Medical Systems, Inc. (a)	2,100	102,837
Zimmer Holdings, Inc. (a)	1,900	108,927
		1,314,686

Metal Ore Mining - 3.2%
Agnico-Eagle Mines Ltd. (b)	7,000	402,990
BHP Billiton Ltd. - ADR (b)	2,400	175,992
Compania de Minas Buenaventura S.A. - ADR (b)	1,900	63,859
Royal Gold, Inc.	6,700	301,098
		943,939
Miscellaneous Store Retailers - 1.8%
PetSmart, Inc.	19,800	538,956

Motor Vehicle Parts Manufacturing - 0.4%
RBC Bearings Inc. (a)	4,500	113,985

Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.4%
Cognex Corp.	4,100	77,490
Coherent, Inc. (a)	5,700	181,203
Cohu, Inc.	5,500	73,700
Ultratech, Inc. (a)	5,300	68,370
		400,763
Newspaper, Periodical, Book & Directory Publishers - 0.4%
The McGraw-Hill Companies, Inc.	3,600	123,120

Nonmetallic Mineral Mining & Quarrying - 1.2%
Potash Corp. of Saskatchewan Inc. (b)	3,100	342,426

Office Administrative Services - 1.9%
Paychex, Inc.	18,300	547,902

Offices of Physicians - 0.4%
Mednax, Inc. (a)	2,300	123,050

Oil & Gas Extraction - 3.8%
Gulfport Energy Corp. (a)	8,800	80,080
Helmerich & Payne, Inc.	3,100	125,612
InterOil Corp. (a)(b)	14,600	917,026
		1,122,718
Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.8%
Monsanto Co.	3,500	247,275

Petroleum & Coal Products Manufacturing - 2.7%
Chevron Corp.	8,100	585,630
Murphy Oil Corp.	3,800	197,220
		782,850
Pharmaceutical & Medicine Manufacturing - 7.1%
Allergan, Inc.	3,600	210,348
Biogen Idec Inc. (a)	4,800	264,048
Gen-Prob Inc. (a)	4,100	184,828
Genzyme Corp. (a)	2,300	131,560
GlaxoSmithKline PLC - ADR (b)	1,100	40,854
Johnson & Johnson	7,600	478,800
Merck & Co., Inc.	1,500	55,320
Novartis AG - ADR (b)	8,100	448,092
Novogen Ltd. - ADR (a)(b)	18,091	39,800
Sanofi-Aventis - ADR (b)	6,500	237,900
		2,091,550

Professional & Commercial Equipment & Supplies Merchant Wholesalers - 2.2%
Covidien PLC (b)	9,700	476,464
MWI Veterinary Supply, Inc. (a)	4,400	181,280
		657,744
Residential Building Construction - 0.3%
Hill International Inc. (a)	13,900	73,253

Resin, Synthetic Rubber & Artificial Synthetic Fibers & Filaments Manufacturing - 0.2%
Landec Corp. (a)	10,200	61,812

Scientific Research & Development Services - 0.6%
Celgene Corp. (a)	2,500	148,800
Marshall Edwards Inc. (a)	64,883	38,910
		187,710
Semiconductor & Other Electronic Component Manufacturing - 9.0%
ARM Holdings plc - ADR (b)	44,000	408,760
AVX Corp.	14,200	174,660
Cree, Inc. (a)	5,200	352,716
Intersil Corp. - Class A	13,500	200,340
Microchip Technology Inc.	14,800	400,488
Molex Inc. - Class A	20,700	359,973
NVIDIA Corp. (a)	21,700	351,540
OSI Systems, Inc. (a)	8,700	268,308
Texas Instruments Inc.	5,300	129,214
		2,645,999
Soap, Cleaning Compound & Toilet Preparation Manufacturing - 1.0%
Alberto-Culver Co.	4,600	127,512
Colgate-Palmolive Co.	2,100	174,174
		301,686
Software Publishers - 4.5%
Adobe Systems, Inc. (a)	2,300	79,695
Informatica Corp. (a)	6,700	170,984
Microsoft Corp.	14,300	409,838
Oracle Corp.	5,200	128,180
Quest Software, Inc. (a)	2,900	48,865
SAP AG - ADR (b)	4,100	182,778
Symantec Corp. (a)	18,900	312,795
		1,333,135
Support Activities for Air Transportation - 1.4%
Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	12,500	424,125

Support Activities for Mining - 2.3%
Core Laboratories N.V. (b)	700	86,821
Oceaneering International, Inc. (a)	4,100	247,845
Schlumberger Ltd. (b)	3,600	219,960
Willbros Group, Inc. (a)	8,000	120,800
		675,426
Vocational Rehabilitation Services - 0.3%
RehabCare Group, Inc. (a)	3,600	100,224

Water, Sewage & Other Systems - 0.7%
Insituform Technologies, Inc. - Class A (a)	8,100	198,936

Wired Telecommunications Carriers - 0.7%
America Movil SAB de C.V. - Series L - ADR (b)	4,800	213,936

TOTAL COMMON STOCKS (Cost $25,741,955)		27,847,607

PREFERRED STOCKS - 4.9%
Metal Ore Mining - 2.3%
Vale SA - ADR (b)	28,000	688,800

Oil & Gas Extraction - 2.6%
Petroleo Brasileiro S.A. - Petrobras - ADR (b)	20,000	768,000

TOTAL PREFERRED STOCKS (Cost $1,534,767)		1,456,800

Total Investments (Cost $27,276,722) - 99.7%		29,304,407
Other assets in excess of liabilities - 0.3%		84,752
TOTAL NET ASSETS - 100.0%		$29,389,159

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$ 27,276,722
Gross unrealized appreciation	2,761,459
Gross unrealized depreciation	(733,774)
Net unrealized appreciation	$ 2,027,685

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,304,407	-	-	29,304,407
Short Term investments	-	-	-	-
Other Financial Instruments*	-	-	-	-
Total**	29,304,407	-	-	29,304,407

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Derivatives and Hedging Activities at February 28, 2010

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's  financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/ Bassam Osman                                              .
                              Bassam Osman, President

Date     4-12-10                                          .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Bassam Osman                                              .
                              Bassam Osman, President

Date     4-12-10                                          .

By   /s/ Mohammad Basheeruddin                          .
                              Mohammad Basheeruddin, Treasurer

Date     4-12-10                                          .